	APPLIED FINANCE CORE FUND
Schedule of Investments		January 31, 2022 (unaudited)
		Shares	Fair Value
97.93%	COMMON STOCKS
14.14%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc. . . . . . . . .	7,223	$ 1,010,281
	Hasbro, Inc. . . . . . . . . . . . . . .	10,354	957,538
	Kohl’s Corp. . . . . . . . . . . . . . .	21,488	1,283,048
	Target Corp. . . . . . . . . . . . . . .	4,500	991,935
	Whirlpool Corp. . . . . . . . . . . . .	4,566	959,728
			5,202,530
7.21%	CONSUMER STAPLES
	Unilever, N.V. . . . . . . . . . . . . .	11,396	585,640
	Walgreens Boots Alliance, Inc. . . . . . .	20,283	1,009,282
	Walmart, Inc. . . . . . . . . . . . . . .	7,557	1,056,544
			2,651,466
3.23%	ENERGY
	Chevron Corp. . . . . . . . . . . . . .	9,048	1,188,274
20.07%	FINANCIALS
	Ameriprise Financial, Inc. . . . . . . . .	3,477	1,058,086
	Huntington Bancshares, Inc. . . . . . . .	67,657	1,018,914
	JPMorgan Chase & Co. . . . . . . . . .	6,588	978,977
	The PNC Financial Services Group, Inc. . .	5,187	1,068,470
	Prudential Financial, Inc. . . . . . . . .	9,731	1,085,688
	State Street Corp. . . . . . . . . . . .	11,139	1,052,635
	The Travelers Companies, Inc. . . . . . .	6,748	1,121,383
			7,384,153
16.78%	HEALTH CARE
	Abbott Laboratories . . . . . . . . . .	7,719	983,864
	Eli Lilly and Co. . . . . . . . . . . . .	3,986	978,125
	Johnson & Johnson . . . . . . . . . .	6,302	1,085,772
	Merck & Co., Inc. . . . . . . . . . . . .	13,598	1,107,965
	Novartis AG . . . . . . . . . . . . . .	12,282	1,067,429
	Pfizer, Inc. . . . . . . . . . . . . . . .	18,000	948,420
			6,171,575
8.38%	INDUSTRIAL
	Eaton Corp. PLC . . . . . . . . . . . .	6,293	997,000
	Norfolk Southern Corp. . . . . . . . . .	3,600	979,164
	Raytheon Technologies Corp. . . . . . .	12,278	1,107,353
			3,083,517
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QUARTERLY REPORT

	APPLIED FINANCE CORE FUND
Schedule of Investments - continued		January 31, 2022 (unaudited)
		Shares	Fair Value
10.44%	INFORMATION TECHNOLOGY
	Accenture PLC . . . . . . . . . . . . .	2,588	$915,065
	Cisco Systems, Inc. . . . . . . . . . . .	16,933	942,660
	Intel Corp. . . . . . . . . . . . . . . .	20,264	989,288
	Microsoft Corp. . . . . . . . . . . . .	3,192	992,648
			3,839,661
3.00%	MATERIALS
	LyondellBasell Industries NV Class A . . .	11,420	1,104,657
3.04%	REAL ESTATE
	Omega Healthcare Investors, Inc. . . . .	35,584	1,120,184
2.90%	TELECOMMUNICATIONS
	Verizon Communications, Inc. . . . . . .	20,054	1,067,474
8.74%	UTILITIES
	Public Services Enterprise Group, Inc. . .	15,924	1,059,424
	Sempra Energy . . . . . . . . . . . .	7,996	1,104,727
	UGI Corp. . . . . . . . . . . . . . . .	23,210	1,052,574
			3,216,725
97.93%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		36,030,216
1.81%	EXCHANGE TRADED FUNDS
1.81%	LARGE CAP
	Applied Finance Valuation Large Cap ETF .	24,600	666,945
0.57%	MONEY MARKET FUND
	Federated Treasury Obligations Fund -
	Institutional Class 0.01% . . . . . . .	209,133	209,133
100.31%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		36,906,294
(0.31%)	Liabilities, in excess of other assets . . . . . . . . . . . . . . . . . . . . . .		(114,265)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$36,792,029

* Non-income producing

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QUARTERLY REPORT

APPLIED FINANCE CORE FUND

Schedule of Investments - continued	January 31, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks . . . . .	$36,030,216	$—	$—	$36,030,216
ETF Funds . . . . . . . .	666,945	—	—	666,945
Money Market . . . . . .	209,133	—	—	209,133
Total Investments . . . . .	$36,906,294	$—	$—	$36,906,294

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2022.

At January 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $35,108,284 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . . . $ 2,186,376

Gross unrealized depreciation . . . . . (388,366)

Net unrealized appreciation . . . . . . $ 1,798,010

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QUARTERLY REPORT